Debt (Details Textual) - USD ($) $ in Thousands					1 Months Ended								3 Months Ended		6 Months Ended
	Mar. 10, 2016	Jan. 13, 2016	Sep. 12, 2014	Apr. 02, 2013	Jan. 22, 2016	May 31, 2015	May 19, 2014	Feb. 28, 2014	Jan. 31, 2014	Sep. 28, 2012	Aug. 24, 2011	Mar. 16, 2011	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2016	Apr. 29, 2015	Jul. 24, 2014	May 22, 2014	Mar. 19, 2014
Required Minimum Solvency Covenant															30.00%
Required Minimum Cash Balance													$ 19,500		$ 19,500
Minimum Net Worth Required													$ 150,000		$ 150,000
Fair market Value Percentage															130.00%
Minimum [Member]
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense															1
Cash and Cash Equivalent Percentage													5.00%		5.00%
Maximum [Member]
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense															2.25
First ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity												$ 40,500
Long-term Line of Credit												32,000
Remaining Amount No Longer Available For Borrowing												$ 8,500
Repayments of Long-term Lines of Credit				$ 17,900
Debt Instrument Maturity Period												2018
Second ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity											$ 48,900					$ 10,000
Second ABN Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 4.50%
Second ABN Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Description of Variable Rate Basis											LIBOR plus 3.20%
DVB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity										$ 81,850						$ 15,000
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 4.50%
DVB Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis										LIBOR plus 3.75%
DVB Bank Facility [Member] | LIBOR [Member] | Tranche II [Member]
Debt Instrument, Description of Variable Rate Basis									LIBOR plus 2.45%
DVB Bank Facility [Member] | LIBOR [Member] | Tranche III [Member]
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 2.45%
Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																	$ 225,300		$ 172,000
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount																	$ 53,300
Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 2.95%
Joint Bank Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 3.15%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 13,500
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.90%
CACIB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 39,000
Long-term Line of Credit	$ 2,300
Debt Instrument Maturity Period														2022
Proceeds from Lines of Credit													$ 25,000
CACIB Bank Facility [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount	$ 25,000
CACIB Bank Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 2.50%
ABN/DVB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 213,000
Debt Instrument Maturity Period														2022
ABN/DVB Joint Bank Facility [Member] | Future Acquisition [Member]
Short-term Debt, Refinanced, Amount		$ 20,000
ABN/DVB Joint Bank Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 2.55%
Nordea/SEB Joint Bank Facility [Memebr]
Line of Credit Facility, Maximum Borrowing Capacity		$ 151,000
Debt Instrument Maturity Period														2022
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 2.50%